RELATED PARTY TRANSACTIONS (Details) - USD ($)					1 Months Ended			6 Months Ended		11 Months Ended	12 Months Ended
	Sep. 24, 2020	Feb. 18, 2020	Feb. 10, 2020	Aug. 20, 2018	Aug. 30, 2018	Aug. 20, 2018	Jun. 30, 2018	Aug. 31, 2020	Aug. 31, 2019	Feb. 28, 2019	Feb. 29, 2020
Related Party Transaction [Line Items]
Proceeds from Issuance of Common Stock										$ 25,000
Founder Shares Dividend Ratio				1.1
Founder Shares Forfeiture Description						The founder shares included an aggregate of up to 206,250 shares subject to forfeiture by the Sponsor to the extent that the underwriters' over-allotment was not exercised in full or in part, so that the Sponsor would collectively own 20% of the Company's issued and outstanding ordinary shares after the Initial Public Offering.
Description Of Sale Of Founder Shares								The Sponsor has agreed not to transfer, assign or sell any of the founder shares (except to certain permitted transferees) until the earlier of (i) one year after the date of the consummation of a Business Combination, or (ii) the date on which the closing price of the Company's ordinary shares equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations and recapitalizations) for any 20 trading days within any 30-trading day period commencing 150 days after a Business Combination.
Threshold number of specified trading days the closing price of ordinary shares must meet or exceed $12.00 per share, as adjusted for stock splits, stock dividends, reorganizations and recapitalizations, within a specified consecutive trading period to trigger sponsor ability to transfer, assign or sell founder shares								20 days			20 days
Threshold period of specified consecutive trading days within which closing stock price must exceed $12.00 per share for specified number of trading days to trigger sponsor's ability to transfer, assign or sell founder shares								30 days			30 days
Number of days after a business combination the threshold number of specified trading days within a specified consecutive trading period will trigger the closing price of ordinary shares requirement for the sponsor to transfer, assign or sell founder shares								150 days			150 days
Proceeds from promissory notes - related party			$ 750,000					$ 675,000	$ 0		$ 750,000
Investment of cash into Trust Account		$ 567,182	$ 567,182					$ 421,672	$ 0	$ 64,515,000	$ 567,182
Conversion price of a share			$ 10.00					$ 10.00			$ 10.00
Convertible promissory note - related party								$ 1,425,000			$ 750,000
Debt Conversion Original Debt to be Converted Amount								$ 1,500,000
Minimum [Member]
Related Party Transaction [Line Items]
Closing price for any 20 trading days within any 30-trading day period commencing 150 days after a business combination for the sponsor to be able to transfer, assign or sell any founder shares								$ 12.00			$ 12.00
Maximum [Member]
Related Party Transaction [Line Items]
Debt Conversion Original Debt to be Converted Amount											$ 1,500,000
Sponsor | Minimum [Member]
Related Party Transaction [Line Items]
Period after the consummation of a business combination the sponsor has agreed not to transfer, assign or sell founder shares											1 year
Founder Shares [Member]
Related Party Transaction [Line Items]
Shares issued							1,437,500
Proceeds from Issuance of Common Stock							$ 25,000
Founder Shares Dividend Ratio				1.1-for-1
Founder Shares Outstanding				1,581,250		1,581,250
Portion Of Shares Held By Sponsor				20.00%
Founder Shares No Longer Subject To Forfeiture					206,250
Founder Shares [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Founder Shares Subject to Forfeiture				206,250
Founder Shares [Member] | Sponsor
Related Party Transaction [Line Items]
Shares issued							1,437,500
Proceeds from Issuance of Common Stock							$ 25,000
Over-Allotment Option [Member] | Founder Shares [Member]
Related Party Transaction [Line Items]
Shares issued					206,250
Subsequent event
Related Party Transaction [Line Items]
Proceeds from promissory notes - related party	$ 350,000
Investment of cash into Trust Account	$ 105,084
Conversion price of a share	$ 10.00
Convertible debt	$ 75,000